FINANCIAL INSTRUMENTS (Narrative) (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
RCF, fair value	$ 11.4
Currency Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, variance, percentage	1.00%	1.00%
Value at risk		$ 0.1
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
RCF, interest rate sensitivity rate	1.00%	1.00%